Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.21%
Argentina–0.16%
Ciro Holding S.A.(a)	82,096,033,118	$14,613,094
Brazil–0.53%
MercadoLibre, Inc.(b)	25,203	47,329,974
Canada–2.10%
Shopify, Inc., Class A(b)	1,593,156	186,638,225
China–1.47%
JD.com, Inc., ADR(c)	1,673,419	55,239,561
Tencent Holdings Ltd.	1,230,200	75,168,893
		130,408,454
Czech Republic–0.19%
CSG N.V.(b)	879,060	16,820,476
France–2.54%
Airbus SE	541,244	127,061,625
EssilorLuxottica S.A.	133,532	25,280,517
LVMH Moet Hennessy Louis Vuitton SE	133,952	73,557,728
		225,899,870
Germany–1.78%
Allianz SE	186,251	92,771,979
SAP SE	358,537	65,718,080
		158,490,059
India–3.57%
DLF Ltd.	31,424,488	217,056,190
HDFC Bank Ltd.	5,346,654	41,873,951
ICICI Bank Ltd., ADR	1,964,476	58,914,635
		317,844,776
Italy–1.13%
Brunello Cucinelli S.p.A.	799,937	81,577,787
Moncler S.p.A.	324,050	18,431,558
		100,009,345
Japan–2.24%
Capcom Co. Ltd.(c)	2,720,100	68,329,882
Hoya Corp.	357,500	54,667,798
Keyence Corp.	118,712	59,544,350
Nintendo Co. Ltd.	345,600	16,485,856
		199,027,886
Netherlands–2.81%
Adyen N.V.(b)(d)	77,914	79,255,346
ASML Holding N.V.	62,483	102,968,541
BE Semiconductor Industries N.V.	296,424	67,975,603
		250,199,490
South Korea–1.16%
SK hynix, Inc.	90,655	102,952,804
Sweden–1.85%
Assa Abloy AB, Class B	1,290,028	47,867,468
Atlas Copco AB, Class A	2,399,222	50,695,126
Shares		Value
Sweden–(continued)
Spotify Technology S.A.(b)	132,260	$66,122,064
		164,684,658
Switzerland–2.30%
Galderma Group AG, Class A(b)	358,385	77,988,627
Lonza Group AG(b)	181,029	126,173,193
		204,161,820
Taiwan–7.65%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,199,000	680,406,232
United States–68.73%
Alphabet, Inc., Class A	2,440,988	869,309,056
Amazon.com, Inc.(b)	1,601,628	434,970,132
Analog Devices, Inc.	859,100	315,641,931
Apple, Inc.	172,221	53,200,789
ARM Holdings PLC, ADR(b)	685,909	164,405,528
Berkshire Hathaway, Inc., Class A(b)	25	19,165,000
Boston Scientific Corp.(b)	1,397,898	65,323,774
Broadcom, Inc.	984,308	383,171,418
Cadence Design Systems, Inc.(b)	155,835	52,987,017
Ecolab, Inc.(c)	212,019	58,862,835
Eli Lilly and Co.	270,740	311,036,942
IDEXX Laboratories, Inc.(b)(c)	74,529	41,666,928
Intercontinental Exchange, Inc.	297,228	45,321,325
Intuitive Surgical, Inc.(b)	272,005	96,107,527
IQVIA Holdings, Inc.(b)	156,491	36,778,515
Lam Research Corp.	1,861,808	545,546,980
Las Vegas Sands Corp.	808,788	39,541,645
Linde PLC	66,331	31,731,424
Marriott International, Inc., Class A	352,319	131,355,093
Marvell Technology, Inc.	1,404,571	263,441,337
Mastercard, Inc., Class A	161,732	92,688,609
Meta Platforms, Inc., Class A	517,912	288,326,790
Microsoft Corp.	382,241	177,635,038
Mobility Global, Inc.(b)(c)	679,081	13,839,671
Netflix, Inc.(b)	623,824	44,734,419
NVIDIA Corp.	2,648,627	531,711,870
Phathom Pharmaceuticals, Inc.(b)(c)	2,342,451	20,496,446
S&P Global, Inc.	679,081	279,733,836
Sandisk Corp.(b)	79,541	96,628,793
ServiceNow, Inc.(b)	299,740	33,340,080
Stryker Corp.	113,097	36,835,693
Thermo Fisher Scientific, Inc.	239,553	137,575,288
TJX Cos., Inc. (The)	496,228	78,076,514
Visa, Inc., Class A	874,403	320,145,170
		6,111,333,413
Total Common Stocks & Other Equity Interests (Cost $4,289,497,309)		8,910,820,576
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.21% (Cost $4,289,497,309)		8,910,820,576
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.60%
Invesco Private Government Fund, 3.69%(e)(f)(g)	14,708,288	$14,708,288
Invesco Private Prime Fund, 3.82%(e)(f)(g)	38,229,951	38,233,774
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,941,579)		52,942,062
TOTAL INVESTMENTS IN SECURITIES—100.81% (Cost $4,342,438,888)		8,963,762,638
OTHER ASSETS LESS LIABILITIES–(0.81)%		(71,731,990)
NET ASSETS–100.00%		$8,892,030,648
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,817,879	$279,801,466	$(284,619,345)	$-	$-	$-	$79,897
Invesco Treasury Portfolio, Institutional Class	8,947,489	519,631,295	(528,578,784)	-	-	-	176,432
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,583,801	1,046,402,763	(1,061,278,276)	-	-	14,708,288	1,368,838*
Invesco Private Prime Fund	78,386,016	1,782,313,828	(1,822,473,000)	6,705	226	38,233,774	3,573,510*
Investments in Other Affiliates:
Ciro Holding S.A.**	15,010,818	-	-	(397,724)	-	14,613,094	-
Total	$136,746,003	$3,628,149,352	$(3,696,949,405)	$(391,019)	$226	$67,555,156	$5,198,677

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At July 31, 2026, this security was no longer an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$14,613,094	$14,613,094
Brazil	47,329,974	—	—	47,329,974
Canada	186,638,225	—	—	186,638,225
China	55,239,561	75,168,893	—	130,408,454
Czech Republic	—	16,820,476	—	16,820,476
France	—	225,899,870	—	225,899,870
Germany	—	158,490,059	—	158,490,059
India	58,914,635	258,930,141	—	317,844,776
Italy	—	100,009,345	—	100,009,345
Japan	—	199,027,886	—	199,027,886
Netherlands	—	250,199,490	—	250,199,490
South Korea	—	102,952,804	—	102,952,804
Sweden	66,122,064	98,562,594	—	164,684,658
Switzerland	—	204,161,820	—	204,161,820
Taiwan	—	680,406,232	—	680,406,232
United States	6,111,333,413	—	—	6,111,333,413
Money Market Funds	—	52,942,062	—	52,942,062
Total Investments	$6,525,577,872	$2,423,571,672	$14,613,094	$8,963,762,638
Invesco Global Fund